Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 19, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 19, 2024
Prospectus Date	rr_ProspectusDate	Apr. 19, 2024
Quantify Absolute Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Quantify Absolute Income ETF (the “Fund”) seeks to provide current income with the potential for capital appreciation, while seeking to minimize losses (downside risk).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The management fee waiver discussed above is reflected only through July 29, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide current income with the potential for capital appreciation while seeking to protect from downside risk. The Fund invests primarily in US-exchange-listed closed-end funds and ETFs (collectively, “Underlying Funds”). In certain situations, instead of investing in shares of Underlying Funds, the Fund may directly invest in a mix of other securities. These include equities (U.S. and foreign), debt securities, master limited partnerships, business development company securities, as well as derivative instruments. The Fund may invest in Underlying Funds that, in turn, invest in a wide variety of asset classes. The Underlying Funds in which the Fund invests may invest in stocks, bonds, and other financial investments that, in the view of the Fund’s sub-adviser, Quantify Chaos Advisors, LLC (the “Sub-Adviser”), have the potential to generate income and offer competitive returns relative to their risk. The types of Underlying Funds that the Fund may invest in are described below under “Underlying Funds.” As part of the investment strategy, the Fund seeks to protect against downside risk by employing short-selling and derivative strategies. The Fund will also employ leverage, in the form of bank borrowings, and may also invest in leveraged ETFs.

In selecting investments for the Fund, the Sub-Adviser uses a process that includes fundamental analysis, quantitative analysis, and its own proprietary screening tools. The Fund’s primary source of yield is expected to come from its closed-end fund investments. However, the Fund will also invest in ETFs to seek additional yield, and to diversify the Fund’s overall investment portfolio. Further, the Fund will use a buy-write option strategy to seek additional income.

●	“Downside risk” refers to the potential for financial loss or a decrease in the value of the Fund's assets. The Sub-Adviser’s short selling and derivative strategies are implemented as protective measures against such risks. However, it's important to note that these strategies themselves can introduce additional risks. Short selling, for instance, can lead to potentially unlimited losses if the price of the borrowed asset rises instead of falling. Similarly, derivatives can increase leverage risk and, depending on the type of derivative, might lead to significant losses under certain market conditions. The Sub-Adviser seeks to manage these risks through careful strategy selection and ongoing monitoring.

Closed-End Fund Analyses

First, the Sub-Adviser reviews the universe of US-exchange listed closed-end funds to identify a universe of funds that are trading at a discount to their net asset value (NAV). Shares of exchange-listed closed-end funds can sometimes trade at a price which is below the current market value, per share, of the fund’s investments less its expenses. When this occurs, the fund is said to be trading at a discount to its NAV. The Sub-Adviser compares the current discounts of these closed-end funds to their historical trading ranges to identify funds that are currently trading at a large discount relative to their historical averages. The Sub-Adviser uses a scoring system, called the Z-score, which calculates the distance of a fund’s current trading price to its historical average, factoring in standard deviation. Using this scoring system, the Sub-Adviser seeks to identify closed-end funds with the lowest “Z scores.” indicating that these funds are trading at large relative discounts as compared to their historical averages.

In addition to analyzing a closed-end fund’s discount, the Sub-Adviser analyzes, as applicable, each closed-end fund’s total asset size, any significant recent price movements, and current yield. In selecting potential investments for the Fund, the Sub-Adviser’s aim is to find those closed-end funds trading at a significant relative discount to their NAV, but with a current yield expected to remain stable or increase.

ETF Analyses

When determining the Fund’s potential investments in ETFs, the Sub-Adviser evaluates an initial universe all U.S. listed ETFs using a proprietary tool called the Risk-Adjusted Excess Income Ratio (RAEI). The Sub-Adviser uses RAEI to help it select ETFs that have the potential to provide outsized “risk-adjusted income.” That is, ETFs that may provide yield in excess of that which would normally be expected given the volatility of the ETF’s share price. A positive RAEI result compared to similar investments indicates a potentially superior risk-adjusted yield.

As described more below under “Portfolio Construction & Downside Protection,” the Sub-Adviser also evaluates ETFs to seek to diversify the Fund’s overall portfolio. To do so, the Sub-Adviser analyzes ETFs based on their price fluctuations (volatility), how they move in relation to other ETFs and closed-end funds (correlation), and for purposes of the Sub-Adviser’s buy-write strategy (described below), the availability of options for on such ETFs.

Buy-Write Strategy

The Fund employs a buy-write options strategy to seek to augment income from its ETF holdings that were selected primarily for diversification purposes. By owning the underlying ETFs and concurrently writing (selling) call options on them, the Fund captures premium income, enhancing its overall yield. This strategy seeks to generate cash flow, although it will limit the upside potential during periods when the share price of the Underlying ETF rises above the strike price of the sold call option. The buy-write approach serves as a hedge against mild downturns, contributing to the Fund’s risk-adjusted returns.

Furthermore, the Sub-Adviser’s buy-write strategy is designed to provide a buffer against mild market downturns, due to the option premiums acting as a cushion, together with the Sub-Adviser’s selection of assets with low correlation to the broader portfolio. However, it is important to recognize that while this strategy mitigates some downside risks, it does not fully eliminate exposure to the Underlying ETF returns.

PORTFOLIO CONSTRUCTION & DOWNSIDE PROTECTION

The Sub-Adviser next takes a broad view of the financial markets and the global political and economic conditions to identify the current market conditions. These insights then determine the Fund’s net exposure. “Net exposure” refers to the overall level of risk the Fund is exposed to, considering both its investment positions and any hedges in place. For instance, in a high-inflation scenario, the Sub-Adviser might extend the portfolio’s duration hedge by shorting Treasury Futures, thereby reducing net exposure. If forward price-to-earnings (P/E) ratios approach historical peaks, the Sub-Adviser may hedge equity exposure within the closed-end funds by shorting similar assets. In contrast, in a market with subdued inflation and low P/Es ratios, hedges might be minimized, and leverage used to amplify the Fund’s net exposure. The Fund’s net exposure will vary between 0-200%, depending on economic conditions and opportunities for discounts in the closed-end fund universe.

The Sub-Adviser seeks to build a portfolio where the combined securities have low price volatility. In constructing the portfolio, the Sub-Adviser seeks to select Underlying Funds that have low or opposite correlations to one another, so as to reduce the overall volatility of the Fund’s portfolio. Some of the mathematical tools used by the Sub-Adviser to construct the portfolio are described below under “Additional Information about the Fund”.

The Sub-Adviser employs an active management approach in determining the Fund's asset allocation, which involves a careful analysis of the combined exposure across its closed-end funds, ETFs, and buy-write strategies. This approach is guided by an understanding of how these different assets correlate with each other – a concept known as covariance, which assesses how the returns of two assets move in relation to each other. To inform its decision, the Sub-Adviser regularly reviews SEC filings for closed-end funds and ETFs, as well as daily data files for all the ETFs included in the portfolio. In an effort to maintain portfolio stability amidst varying strategies, the Sub-Adviser conducts daily monitoring and rebalances the portfolio as deemed appropriate to respond to market drift.

Underlying Funds

Underlying Funds may invest in equity securities, which may include securities of companies in foreign and emerging markets (including through depositary receipts or other securities convertible into securities of foreign issuers) and companies of all market capitalizations. Investments in fixed income by Underlying Funds may include but are not limited to, high-yield (junk) or non-investment grade securities, mortgage-related and other asset-backed securities, real estate investment trusts (“REITs”), loan participations, inflation-protected securities, structured securities, variable, floating, inverse floating rate instruments, and preferred stock. Underlying Funds may invest in fixed-income securities with a range of maturities from short-term to long-term durations. Additionally, Underlying Funds may invest in derivatives instruments. Further, the Fund may invest in leveraged ETFs, for example, ETFs that seek daily leveraged investment results that correspond to two times the performance of an underlying index (“Leveraged ETFs”). Underlying Funds may also include inverse ETFs (i.e., ETFs that produce investment results that are opposite of a particular benchmark index) (“Inverse ETFs”). Lastly, closed-end funds can also invest in companies that are private (e.g., their shares are not available for purchase on a securities exchange).

The Fund indirectly invests the foregoing variety of assets through its holdings in Underlying Funds, which themselves directly invest in a wide range of securities and financial instruments. While the Fund's principal strategy involves selecting and investing in these Underlying Funds, the direct holdings of these funds can range from equity and fixed-income securities to more complex instruments like derivatives and leveraged ETFs, representing a broader scope of investment approaches and risk profiles compared to the Fund's direct investments. The Sub-Adviser believes that, under normal market conditions, large market price discounts (or premiums) to an Underlying Fund’s net asset value will not be sustained because of arbitrage opportunities.

Leveraging

The Fund will borrow for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. The Fund’s net exposure will range from 0% to 200%. Further, as noted above, the Fund may invest, from time to time, in Leveraged ETFs.

The Fund strategically allocates approximately 50% of its investment portfolio to short positions in select ETFs, anticipating a decline in their market values. The Fund may also obtain short exposure via investments in Inverse ETFs. The allocation to short positions is a critical component of the Fund's overall risk and return profile, with the net exposure attributable to this strategy fluctuating markedly, ranging from 0% to 200% of the Fund's total value. Furthermore, the Fund may periodically engage in investments in Leveraged ETFs as part of its investment strategy, enhancing the diversification and potential for augmented returns.

Risk Mitigation

To seek to manage risks like credit and interest rate fluctuations and to adjust the Fund’s exposure to the stock and bond markets, the Fund uses different derivative instruments like futures, swaps, and options on swaps. It may also take short positions in the Underlying Funds via short sales and derivatives to seek to achieve these goals.

Please see “Additional Information about the Fund” below for a description of some of the terms and investing techniques noted above.

Other Investments

If investing in a particular Underlying Fund is not feasible or cost-effective, the Fund may invest directly in equities (U.S. and foreign), debt securities, master limited partnerships, business development company securities, and derivatives corresponding to the asset class(es) of that Underlying Fund. The Fund’s derivatives instruments may include option contracts, swaps contracts (equity swaps and credit default swaps), and futures contracts (including futures contracts on commodities). The Sub-Adviser will choose these investments based on their alignment with distinct asset classes, especially when the investments demonstrate prospects for high income and low risk. This strategy adheres to the Fund's RAEI criteria, maintaining a consistent investment approach that seeks to optimize income opportunities while seeking to manage risk.

The Fund may invest up to 15% of its assets in illiquid assets such as distressed or private investments, provided that the Fund will not invest more than 10% of its assets in investments that are rated CCC or lower, or its equivalent, by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”).

Under normal circumstances, the Fund will invest 80% of its net assets, plus borrowing, in securities that produce income. For the Fund’s 80% test, the phrase "securities that produce income" encompasses investments primarily selected for their potential to generate income. This includes both direct income-producing securities and those used for hedging risks that contribute to enhancing the portfolio's overall income. An example of the latter is the difference in income distributions (spread) between a long position in a closed-end fund and a short position in an ETF, where both hold securities in the same asset class. The focus is on ensuring that at least 80% of the Fund's securities are oriented towards income generation, either directly or through strategic hedging.

The Fund is classified as a non-diversified fund under the 1940 Act.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.quantifyfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.quantifyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Quantify Absolute Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Quantify Absolute Income ETF | Closed-End Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Closed-End Fund Risk. Shares of closed-end funds frequently trade at a price per share that is less than the net asset value per share. There can be no guarantee that the market discount (the gap between the market price and the net asset value) of any closed-end fund shares bought by the Fund will narrow. This means that the Fund's investment in a closed-end fund may not increase in value if the discount persists (or widens), potentially leading to a loss or a smaller return on the Fund's investment.

Quantify Absolute Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund's derivative investments carry risks such as an imperfect match between the derivative's performance and its underlying assets or index, and the potential for loss of principal, which can exceed the initial investment. Additionally, there are risks related to the possible default of the transaction's counterparty and the illiquidity of derivatives, making them hard to sell or trade. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Quantify Absolute Income ETF | Futures Contracts [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
◦	Futures Contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract.

Quantify Absolute Income ETF | Swaps [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
◦	Swaps. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. The Fund’s swap agreements are subject to mandatory clearing, which means they must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a swap due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the swap in a bankruptcy or other reorganization proceeding. This risk is heightened with respect to OTC instruments, such as the swaps in which the Fund will invest, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. Certain of the Fund’s transactions in swaps could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Quantify Absolute Income ETF | Options [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
◦	Options. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund (i.e., “call” or “put,” respectively) a specific amount of the underlying instrument or swap or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile, and the use of options can lower total returns.

Quantify Absolute Income ETF | Buy-Write Options Strategy Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Buy-Write Options Strategy Risks. The buy-write options strategy used by the Fund, which involves selling call options on assets it already holds, presents several risks. This strategy caps the Fund's potential gains on the underlying assets; if the asset's price exceeds the option's strike price, the Fund must sell at this lower price, missing out on higher returns. The effectiveness of this strategy also varies with market conditions, potentially leading to underperformance during significant market upswings, as the premiums earned may not compensate for missed gains. Conversely, in declining markets, while premiums provide some buffer, they might not offset the decrease in asset value sufficiently. Therefore, the buy-write strategy can impact the Fund’s overall objectives by not delivering the expected level of income or protection, negatively affecting the Fund's total returns.

Quantify Absolute Income ETF | ETF Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	ETF Risks.
Quantify Absolute Income ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
○	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as Authorized Participants or APs). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Quantify Absolute Income ETF | Costs of Buying or Selling Shares [Member]
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Risk [Text Block]	rr_RiskTextBlock
○	Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Quantify Absolute Income ETF | Shares May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]	rr_RiskTextBlock
○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Quantify Absolute Income ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
○	Trading. Although Shares are listed for trading on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s portfolio holdings, which can be significantly less liquid than Shares.

Quantify Absolute Income ETF | Underlying Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Underlying Fund Risk. The Fund will incur higher and duplicative expenses when it invests in closed-end funds, ETFs, and other investment companies, including BDCs. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. Closed-end funds and ETFs may be less liquid than other investments, and thus their share values are more volatile than the values of the investments they hold. Investments in closed-end funds are also subject to the “Closed-End Fund Risks” described above. Similarly, investments in ETFs are also subject to the “ETF Risks” described below.

●	BDCs may have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder (here, the Fund) and they may trade in the market at a discount to their net asset value. A significant portion of a BDC’s investments are recorded at fair value as determined by its board of directors, which may create uncertainty as to the value of the BDC’s investments. Non-traded BDCs are illiquid and it may not be possible to redeem shares or to do so without paying a substantial penalty. Publicly-traded BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.

Quantify Absolute Income ETF | Leveraged ETF Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Leveraged ETF Risk. The Fund may invest in Leveraged ETFs. In general, Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., two or three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund may be directly exposed (via financial instruments) and/or indirectly exposed to derivatives risk through its investments in these Leveraged ETFs. Further, investments in Leveraged ETFs are subject to the risk that the performance of the ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to a complete loss of its investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” and “Underlying Fund Risk” above).

Quantify Absolute Income ETF | Inverse ETF Risk [Member]
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Inverse ETF Risk. When the Fund invests in Inverse ETFs, which generally seek to provide investment results that are the inverse of the performance of an underlying index (or other asset), the Fund will indirectly be subject to the risk that the performance of such Inverse ETFs will fall as the performance of the Inverse ETF’s benchmark rises - a result that is the opposite from traditional ETFs.  In addition, the Inverse ETFs held by the Fund may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in an Inverse ETF’s share price and the return on its investments.  Accordingly, the value of the Fund’s investments in Inverse ETFs may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by an Inverse ETF as a result of the use of leverage could adversely affect the Fund’s net asset value and an investor could incur a loss in their investment in the Fund.  Inverse ETFs are typically designed to achieve their objectives for a single day only. For periods longer than a single day, an Inverse ETF will lose money when the level of the underlying index is flat over time, and it is possible that an Inverse ETF will lose money over time even if the level of the underlying index rises.  Longer holding periods, higher index volatility, greater leverage and inverse exposure each exacerbate the impact of compounding on a fund’s returns. Inverse ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” and “Underlying Fund Risk” above).

Quantify Absolute Income ETF | LeverageÂ Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Leverage Risk. Leverage is investment exposure that exceeds the initial amount invested. Leveraging investments, (e.g., by purchasing securities with borrowed money), is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund’s net asset value and on the Fund’s investments. Derivatives and other transactions that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

Quantify Absolute Income ETF | Equity Market Risk [Member]
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Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

Quantify Absolute Income ETF | General Market Risk [Member]
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General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Investments in the Fund’s portfolio may underperform in comparison to investments in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Quantify Absolute Income ETF | Models and Data Risk [Member]
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Models and Data Risk. The Sub-Adviser’s evaluation of potential Fund portfolio holdings is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (Models and Data). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete.

Quantify Absolute Income ETF | Short Selling Risk [Member]
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Short Selling Risk. Short sales may involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to buy (“cover”) the security sold short when the security has appreciated in value or is unavailable, thus resulting in a loss to the Fund. Short sales also involve the risk that losses may exceed the amount invested and may be unlimited.

Quantify Absolute Income ETF | Fixed Income Risk [Member]
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Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

Quantify Absolute Income ETF | High Yield Securities (Junk Bonds) Risk [Member]
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High Yield Securities (Junk Bonds) Risk. Securities rated below investment grade are speculative investments and are often referred to as high yield securities or “junk bonds.” Investments in lower rated corporate debt securities typically entail greater price volatility and principal and income risk. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Quantify Absolute Income ETF | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Quantify Absolute Income ETF | MLP Risk [Member]
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MLP Risk. The Fund’s exposure to MLPs may subject the Fund to greater volatility than investments in traditional securities. The value of MLPs and MLP-based ETFs and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Quantify Absolute Income ETF | Management Risk [Member]
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Management Risk. The Fund is actively managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The Fund's investment approach heavily relies on the use of leverage to manage overall investment risk. However, this strategy inherently carries the risk of magnifying the Fund's exposures, potentially undermining its foundational investment thesis. If the Sub-Adviser fails to effectively control the leveraging risk, the Fund's primary investment objective may become unachievable. Therefore, the success of the Fund is closely tied to the Sub-Adviser's ability to adeptly manage the risks associated with leveraged instruments.

Quantify Absolute Income ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Quantify Absolute Income ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Quantify Absolute Income ETF | New Sub-Adviser Risk [Member]
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New Sub-Adviser Risk. The Sub-Adviser is a newly formed entity and has no experience with managing an ETF, which may limit the Sub-Adviser’s effectiveness. As a result, there is no long-term track record against which an investor may judge the Sub-Adviser and it is possible the Sub-Adviser may not achieve the Fund’s intended investment objective.

Quantify Absolute Income ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Quantify Absolute Income ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and between Israel and Hamas in the Middle East could have severe adverse effects on the related region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. These conflicts have contributed to recent market volatility and may continue to do so.

Quantify Absolute Income ETF | Quantify Absolute Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	YLDA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.05%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	2.14%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	3.74%	[1],[2],[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 681
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,009

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the”1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.